Hartford Schroders Diversified Opportunities Fund Performance Management - Hartford Schroders Diversified Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE.
Performance Narrative [Text Block]	The performance information provides some indication of the risks of investing in the Fund. Keep in mind that past performance (before and after taxes) does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns for the Fund in the bar chart and table:●Assume reinvestment of all dividends and distributions ●Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.The bar chart:●Shows how the Fund’s total return has varied from year to year●Shows the returns of Class SDR shares. Returns for the Fund’s other class differs only to the extent that the other class does not have the same expenses.
Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	 The performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total returns by calendar year
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return6.22%June 30, 2025Worst Quarter Return-1.84%December 31, 2024
Performance Table Heading	Average Annual Total Returns.
Performance Table Narrative	Effective March 31, 2026, the Fund will change its blended benchmark to the 60% MSCI ACWI Index (Net)/ 40% Bloomberg US Aggregate Bond Index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The table below shows returns for the Fund over time compared to those of the new blended benchmark and the current blended benchmark, including the indices that comprise both blended benchmarks. The indices that comprise the blended benchmarks are broad based market indices and serve as the Fund’s regulatory indices. The Fund also measures its performance against the ICE BofA US 3-Month Treasury Bill Index plus 5% as a secondary performance index. The blended benchmarks and the ICE BofA US 3-Month Treasury Bill Index plus 5% are calculated by Hartford Funds Management Company, LLC. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class SDR shares and will vary for the Fund’s other class.Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Market Index Changed	Effective March 31, 2026, the Fund will change its blended benchmark to the 60% MSCI ACWI Index (Net)/ 40% Bloomberg US Aggregate Bond Index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Performance Table Uses Highest Federal Rate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class SDR shares and will vary for the Fund’s other class.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	Average annual total returns for periods ending December 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class SDR shares and will vary for the Fund’s other class.
Performance Availability Website Address [Text]	hartfordfunds.com
Class SDR
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	6.22%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(1.84%)
Lowest Quarterly Return, Date	Dec. 31, 2024